Goldman Sachs Short-Term Conservative Income Fund N-1A Cover	Mar. 31, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	GOLDMAN SACHS TRUST
Entity Central Index Key	0000822977
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Prospectus Date	Jul. 29, 2026